UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:     Ironwood capital Management, LLC
Address:  21 Custom House Street
          Suite 240
          Boston, MA  02110


Form 13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gary S. Saks
Title:    Vice President, Treasurer and Secretary
Phone:    (617) 757-7601

Signature, Place, and Date of Signing:

/s/ Gary S. Saks                 Boston, MA                 February 13,2003
----------------                 -------------              ----------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
NONE
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $350,435
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      COM              350865101     6662   301725 SH       SOLE                   230325             71400
A.M. Castle & Co.              COM              148411101     4472   982800 SH       SOLE                   744000            238800
AES Corp.                      COM              00130H105      145    47975 SH       SOLE                    47975
AK Steel Holding Corp          COM              1547108      11699  1462409 SH       SOLE                  1067909            394500
American International Group   COM              268741071      574     9922 SH       SOLE                     9922
American Vanguard Corp         COM              303711089     1849    83600 SH       SOLE                    83600
Analogic Corporation           COM              326572070     3361    66835 SH       SOLE                    50635             16200
Ariad Pharmaceuticals Inc      COM              04033A100     9304  3876595 SH       SOLE                  2908595            968000
Artisoft, Inc.                 COM              04314L106        7    16800 SH       SOLE                    16800
Auspex Systems, Inc.           COM              521161000       10    27000 SH       SOLE                    27000
Avigen, Inc.                   COM              536901036     2466   431900 SH       SOLE                   305500            126400
BNS Co CL A                    COM              559613047       43    17000 SH       SOLE                    17000
Bristol Myers                  COM              110122108      285    12332 SH       SOLE                    12332
Butler International, Inc      COM              123649105      300   653200 SH       SOLE                   653200
Capstone Turbine Corp          COM              14067D102       22    24500 SH       SOLE                    24500
Cendant Corp.                  COM              151313103      272    25925 SH       SOLE                    25925
Ceridian Corp.                 COM              15677T106      339    23520 SH       SOLE                    23520
Citigroup, Inc.                COM              172967101      247     7025 SH       SOLE                     7025
Coca-Cola Bottling Co.         COM              191098102     3961    61400 SH       SOLE                    61400
Commonwealth Industries Inc    COM              203004106    12315  1803073 SH       SOLE                  1356273            446800
Craftmade International, Inc.  COM              2.24E+108     2506   162700 SH       SOLE                   162700
Crompton Corp                  COM              227116100    10542  1771845 SH       SOLE                  1326845            445000
D & E Communications Inc       COM              232860106     2988   357400 SH       SOLE                   357400
DT Industries Inc.             COM              23333J108     7244  2775300 SH       SOLE                  1960400            814900
Ditech Communications Corp     COM              25500M103     2243  1028700 SH       SOLE                  1028700
DuraSwitch Industries          COM              266905207       10    10550 SH       SOLE                    10550
E.Piphany Inc                  COM              26081V100       53    12650 SH       SOLE                    12650
ELITE Information Group Inc    COM              28659M106     8480   916800 SH       SOLE                   661800            255000
EMS Technologies Inc.          COM              26873N108     6232   399200 SH       SOLE                   308900             90300
EPIX Medical Inc               COM              26881Q101     3608   499050 SH       SOLE                   365450            133600
ExxonMobil                     COM              30231G102      803    22972 SH       SOLE                    22972
GSI Lumonics Inc               COM              36229U102     3253   539428 SH       SOLE                   402328            137100
Gehl Company                   COM              368483103     2064   236705 SH       SOLE                   236705
GenCorp Inc.                   COM              368682100     6556   827800 SH       SOLE                   638200            189600
General Electric Co.           COM              369604103      819    33645 SH       SOLE                    33645
Global Power Equipment Group   COM              37941P108     2559   519000 SH       SOLE                   371700            147300
Goodyear Tire & Rubber         COM              382550101      161    23700 SH       SOLE                    23700
Graphic Packaging Internationa COM              388690109     7957  1410850 SH       SOLE                  1022850            388000
Hewlett Packard                COM              428236103      364    20968 SH       SOLE                    20968
IBM                            COM              459200101      900    11619 SH       SOLE                    11619
Intertan Inc                   COM              461120107     9556  1336550 SH       SOLE                   993550            343000
JLG Industries Inc.            COM              466210101     6352   843550 SH       SOLE                   632250            211300
Kopin Corp.                    COM              500600101       82    20800 SH       SOLE                    20800
Lamson & Sessions Co.          COM              513696104     2420   751400 SH       SOLE                   751400
Limited Inc.                   COM              532716107      171    12300 SH       SOLE                    12300
MagneTek Inc.                  COM              559424106     6619  1490850 SH       SOLE                  1112250            378600
Material Sciences Corp         COM              576674105    10434   806350 SH       SOLE                   567950            238400
McKesson Corporation           COM              58155Q103      517    19115 SH       SOLE                    19115
Measurement Specialties        COM              583421102       57    27150 SH       SOLE                    27150
Merck & Co.                    COM              589331107      713    12590 SH       SOLE                    12590
Mission Resources Corp         COM              605109107      695  1695720 SH       SOLE                  1317020            378700
Motorola, Inc                  COM              620076109      271    31355 SH       SOLE                    31355
NACCO Industries Inc.          COM              629579103     7139   163095 SH       SOLE                   114695             48400
National RV Holdings, Inc      COM              637277104     1213   202900 SH       SOLE                   202900
Network Equipment Technology   COM              641208103     1902   485300 SH       SOLE                   332100            153200
Nortel Networks Corp.          COM              656568102       44    27615 SH       SOLE                    27615
Oneida Limited                 COM              682505102     5372   487025 SH       SOLE                   356125            130900
Oracle Systems Corp.           COM              68389X105      115    10640 SH       SOLE                    10640
Pepsico Inc.                   COM              713448108      433    10249 SH       SOLE                    10249
Pfizer Inc.                    COM              717081103      649    21244 SH       SOLE                    21244
Pioneer-Standard Electronics I COM              723877106     5092   554685 SH       SOLE                   392585            162100
PolyOne Corp                   COM              73179P106     7096  1810235 SH       SOLE                  1313835            496400
Poore Brothers, Inc            COM              732813100     1657   665400 SH       SOLE                   665400
Praecis Pharmaceuticals Inc.   COM              739421105    12103  3724000 SH       SOLE                  2855100            868900
Progress Software Corp         COM              743312100     3984   307648 SH       SOLE                   239148             68500
Quanta Services inc.           COM              7.48E+106     5085  1452800 SH       SOLE                  1065700            387100
RTI International Metals Inc.  COM              74973W107     4715   466875 SH       SOLE                   332375            134500
Safeway, Inc.                  COM              786514208      307    13135 SH       SOLE                    13135
Scios Inc                      COM              808905103     7094   217750 SH       SOLE                   170650             47100
Segue Software, Inc.           COM              815807102       83    78450 SH       SOLE                    78450
Shaw Group Inc.                COM              820280105    13482   819585 SH       SOLE                   623885            195700
Signal Technology Corp.        COM              826675100    15628  1449700 SH       SOLE                  1035400            414300
Skyworks Solutions Corp        COM              83088M102     4132   479325 SH       SOLE                   370225            109100
Southwestern Energy Co         COM              845467109     5405   472050 SH       SOLE                   361950            110100
State Street Corp.             COM              857477103      201     5152 SH       SOLE                     5152
Sypris Solutions Inc.          COM              871655106     7132   698555 SH       SOLE                   503705            194850
Technitrol Inc.                COM              878555101      657    40725 SH       SOLE                    40725
Terra Nitrogen Company LP      COM              881005201     4126   701775 SH       SOLE                   701775
Tesoro Petroleum Corp.         COM              881609101     3498   774000 SH       SOLE                   558800            215200
Tommy Hilfiger Corp            COM              G8915Z102     3085   443900 SH       SOLE                   329400            114500
TransPro Inc.                  COM              893885103     4269   762275 SH       SOLE                   534875            227400
United Stationers Inc          COM              913004107     2730    94800 SH       SOLE                    67000             27800
United Therapeutics Corp.      COM              91307C102    13908   832825 SH       SOLE                   614625            218200
Varian Semiconductor Equipment COM              922207105      933    39247 SH       SOLE                    39247
Viacom Inc. Cl B               COM              925524308      352     8648 SH       SOLE                     8648
Viewpoint Corp                 COM              92672P108     3195  1708520 SH       SOLE                  1315020            393500
Wausau-Mosinee Paper Corp      COM              943315101     7880   702300 SH       SOLE                   487300            215000
Westaff Inc.                   COM              957070105     3147  1258600 SH       SOLE                   881500            377100
Willbros Group, Inc.           COM              969199108     5266   640600 SH       SOLE                   473800            166800
Woodhead Industries Inc.       COM              979438108     3534   312718 SH       SOLE                   230318             82400
Xerox                          COM              984121103      148    18440 SH       SOLE                    18440
York Intl Corp                 COM              986670107      840    32860 SH       SOLE                    32860
iDine Rewards Networks Inc     COM              45168A100    17242  1623575 SH       SOLE                  1162275            461300